Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of management uses a weighted average cost of capital as a discount rate
	2022	2021
GEO	9.0%	7.5%
LEO	17.5%	17.5%
U.S. C-band clearing proceeds	9.0%	7.5%